Earnings Per Share - Computation of Diluted Earnings per Share (Detail) ¥ / shares in Units, $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Class A Voting Ordinary Shares [Member]
Earnings per share –diluted:
Interest charges applicable to the Convertible Senior Notes	¥ 20,833,583	$ 3,192,886	¥ 18,876,619
Allocation of net income attributable to Qudian Inc. for diluted computation	736,911,399	112,936,613	2,574,495,457	¥ 2,000,018,251
Reallocation of net income attributable to Qudian Inc. as a result of conversion of	228,180,911	34,970,255	694,850,138	491,297,962
Allocation of net income attributable to Qudian Inc	¥ 985,925,893	$ 151,099,754	¥ 3,288,222,214	¥ 2,491,316,213
Weighted average number of Class A and Class B ordinary shares outstanding:
Weighted average number of ordinary share outstanding– basic	190,170	190,170	215,040	255,190
Conversion of Class B to Class A ordinary shares	63,490	63,490	63,490	63,490
Adjustments for dilutive share options			3,450	3,280
Conversion of the Convertible Senior Notes to Class A ordinary share	20,670	20,670	18,480
Denominator used for diluted earnings per share	274,330	274,330	300,460	321,960
Diluted | (per share)	¥ 3.59	$ 0.55	¥ 10.94	¥ 7.74
Class B Voting Ordinary Shares [Member]
Earnings per share –diluted:
Interest charges applicable to the Convertible Senior Notes	¥ 6,273,649	$ 961,479	¥ 5,057,670
Allocation of net income attributable to Qudian Inc. for diluted computation	221,907,262	34,008,776	689,792,468	¥ 491,297,962
Allocation of net income attributable to Qudian Inc	¥ 228,180,911	$ 34,970,255	¥ 694,850,138	¥ 491,297,962
Weighted average number of Class A and Class B ordinary shares outstanding:
Weighted average number of ordinary share outstanding– basic	63,490	63,490	63,490	63,490
Denominator used for diluted earnings per share	63,490	63,490	63,490	63,490
Diluted | (per share)	¥ 3.59	$ 0.55	¥ 10.94	¥ 7.74